Revenue and Expense from Contracts with Customers (Details) $ in Millions		12 Months Ended
	Oct. 30, 2019 item	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Capacity of ship, berths | item		58,400
Receivables from customers included in accounts receivables, net		$ 15.3	$ 17.3
Contract costs incurred to obtain customers		143.5	116.3
Contract costs to fulfill contracts with customers		$ 49.7	32.5
Percentage of refundable amounts included within contract liabilities.		55.00%
Contract liabilities included within advance ticket sales		$ 1,400.0	$ 1,200.0
Contract liability balance recognized in revenue		$ 1,200.0
Norwegian Encore
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Capacity of ship, berths | item	4,000
Percentage of capacity to fleet	7.00%